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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC 25 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Consumer Discretionary - 12.1%
Hotels, Restaurants & Leisure - 4.1%
McDonald's Corporation	39,655	$6,201,249

Media - 3.2%
Walt Disney Company (The)	48,992	4,920,756

Specialty Retail - 4.8%
Home Depot, Inc. (The)	40,700	7,254,368

Consumer Staples - 12.0%
Beverages - 2.7%
PepsiCo, Inc.	37,995	4,147,154

Food & Staples Retailing - 5.1%
Kroger Company (The)	122,971	2,943,926
Wal-Mart, Inc.	53,677	4,775,643
		7,719,569
Food Products - 1.9%
General Mills, Inc.	62,675	2,824,136

Household Products - 2.3%
Procter & Gamble Company (The)	45,130	3,577,906

Energy - 6.9%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	27,000	1,749,060

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corporation	43,820	4,997,233
Exxon Mobil Corporation	49,563	3,697,895
		8,695,128
Financials - 15.6%
Banks - 3.4%
M&T Bank Corporation	28,340	5,224,762

Capital Markets - 7.4%
BlackRock, Inc.	13,284	7,196,209
Northern Trust Corporation	39,000	4,022,070
		11,218,279

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Insurance - 4.8%
Marsh & McLennan Companies, Inc.	44,000	$3,633,960
Prudential Financial, Inc.	35,500	3,676,025
		7,309,985
Health Care - 12.3%
Health Care Equipment & Supplies - 3.9%
Becton, Dickinson and Company	27,525	5,964,668

Pharmaceuticals - 8.4%
Bristol-Myers Squibb Company	71,490	4,521,742
Johnson & Johnson	37,170	4,763,336
Merck & Company, Inc.	62,790	3,420,171
		12,705,249
Industrials - 11.8%
Aerospace & Defense - 2.8%
United Technologies Corporation	34,510	4,342,048

Machinery - 9.0%
Caterpillar, Inc.	44,280	6,525,987
Deere & Company	45,944	7,136,022
		13,662,009
Information Technology - 15.5%
Semiconductors & Semiconductor Equipment - 10.6%
Intel Corporation	107,465	5,596,777
QUALCOMM, Inc.	56,924	3,154,159
Texas Instruments, Inc.	71,610	7,439,563
		16,190,499
Software - 4.9%
Microsoft Corporation	81,425	7,431,660

Materials - 3.1%
Chemicals - 3.1%
DowDuPont, Inc.	74,875	4,770,286

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	109,403	3,900,217
Verizon Communications, Inc.	80,786	3,863,186
		7,763,403

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Utilities - 4.1%
Gas Utilities - 1.8%
National Fuel Gas Company - 4743638125	52,145	$2,682,860

Multi-Utilities - 2.3%
Dominion Energy, Inc.	53,243	3,590,176

Total Common Stocks (Cost $95,111,458)		$149,945,210

MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 1.55% (a) (Cost $2,242,011)	2,242,011	$2,242,011

Total Investments at Value - 100.0% (Cost $97,353,469)		$152,187,221

Liabilities in Excess of Other Assets - (0.0%) (b)		(37,530)

Net Assets - 100.0%		$152,149,691

(a)	The rate shown is the 7-day effective yield as of March 31, 2018.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 19.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	11/30/19	$250,000	$247,939
U.S. Treasury Notes	1.875%	12/15/20	250,000	246,797
U.S. Treasury Notes	2.375%	03/15/21	250,000	249,893
U.S. Treasury Notes	1.625%	02/15/26	700,000	645,805
U.S. Treasury Notes	1.625%	05/15/26	650,000	597,873
U.S. Treasury Notes	2.000%	11/15/26	500,000	471,562
Total U.S. Treasury Obligations (Cost $2,538,512)				$2,459,869

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.6%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 19.2%
Federal Farm Credit Bank	2.750%	06/26/23	$500,000	$500,638
Federal Farm Credit Bank	2.040%	02/10/25	100,000	94,145
Federal Farm Credit Bank	2.370%	05/01/25	300,000	291,099
Federal Farm Credit Bank	2.360%	06/16/25	310,000	294,205
Federal Farm Credit Bank	2.240%	07/06/27	1,150,000	1,057,601
Federal Farm Credit Bank	2.500%	07/12/27	250,000	235,139
				2,472,827
Federal Home Loan Bank - 18.2%
Federal Home Loan Bank	1.500%	03/29/22	250,000	246,051
Federal Home Loan Bank	1.500%	10/27/22	500,000	490,311
Federal Home Loan Bank	2.125%	03/10/23	350,000	340,716
Federal Home Loan Bank	1.500%	07/27/28	1,000,000	935,535
Federal Home Loan Bank	2.570%	10/06/31	345,000	319,729
				2,332,342
Federal Home Loan Mortgage Corporation - 1.1%
Federal Home Loan Mortgage Corporation	1.500%	10/27/23	150,000	144,689

Private Export Funding Corporation - 2.9%
Private Export Funding Corporation	4.300%	12/15/21	350,000	370,637

U.S. Department of Housing and Urban Development - 1.2%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	155,553

Total U.S. Government Agency Obligations (Cost $5,625,993)				$5,476,048

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 20.7%	Coupon		Maturity	Par Value	Value
Commercial - 4.0%
Banc of America Commercial Mortgage Trust, IO, Series 2004-4	0.065	%(a)	07/01/42	$1,582,173	$218
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20	4.553	%(a)	10/12/42	200,000	43,932
Credit Suisse First Boston Mortgage Securities, IO, Series 2004-C1-AX, 144A	1.053	%(a)	01/15/37	3,807,711	74,167
FREMF Mortgage Trust, IO, Series 2011-K15	0.100	%(a)	08/01/44	112,448,662	301,250
GMAC Commercial Mortgage Securities, Inc. Trust, IO, Series 1997-C1	1.672	%(a)	07/15/29	4,346,364	78,480
Morgan Stanley Capital I Trust, IO, Series 1998-HF2	1.298	%(a)	11/01/30	476,719	34
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21	0.000	%(a)	10/01/44	306,761,347	13,651
					511,732
Federal Home Loan Mortgage Corporation - 0.3%
FHLMC, Pool #J13584	3.500%		11/01/25	26,297	26,857
FHLMC, Series 1963	7.500%		01/01/27	15,038	16,865
					43,722
Federal National Mortgage Association - 11.2%
FANNIEMAE-ACES, IO, Series 2013-M13	0.000	%(a)	05/01/18	6,520,486	59
FANNIEMAE-ACES, IO, Series 2014-M8 (1MO LIBOR + 491.4)	1.500	%(a)	05/25/18	389,615	411
FANNIEMAE-ACES, IO, Series 2012-M4	0.678	%(a)	04/25/22	10,447,112	190,262
FANNIEMAE-ACES, IO, Series 2015-M4	0.636	%(a)	07/25/22	13,615,690	259,894
FANNIEMAE-ACES, IO, Series 2014-M13	0.227	%(a)	08/25/24	12,372,226	95,324
FANNIEMAE-ACES, IO, Series 2015-M1	0.649	%(a)	09/25/24	28,938,013	863,783
FNMA, Pool #899237	5.000%		03/01/22	3,203	3,337
FNMA, Series 2002-93	6.500%		03/01/32	17,234	18,494
					1,431,564

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 20.7% (Continued)	Coupon		Maturity	Par Value	Value
Government National Mortgage Association - 5.2%
GNMA, IO, Series 2011-121 (1MO LIBOR + 610)	4.408	%(a)	03/16/43	$1,061,193	$123,479
GNMA, IO, Series 2012-4	0.222	%(a)	05/16/52	2,442,436	35,656
GNMA, IO, Series 2013-35	0.483	%(a)	01/16/53	9,806,048	321,531
GNMA, IO, Series 2012-114	0.802	%(a)	01/16/53	3,616,745	187,228
					667,894

Total Mortgage-Backed Securities (Cost $3,261,225)					$2,654,912

CORPORATE BONDS - 10.2%	Coupon		Maturity	Par Value	Value
Consumer Discretionary - 2.4%
Dollar Tree, Inc.	5.750%		03/01/23	$150,000	$156,574
NVR, Inc.	3.950%		09/15/22	150,000	153,016
					309,590
Financials - 4.4%
Citigroup, Inc.	2.700%		10/27/22	150,000	145,102
Finial Holdings, Inc.	7.125%		10/15/23	250,000	290,028
First American Financial Advisors, Inc.	4.300%		02/01/23	125,000	126,416
					561,546
Industrials - 2.3%
Mosaic Company	3.250%		11/15/22	150,000	146,860
Mueller Industries, Inc.	6.000%		03/01/27	150,000	149,812
					296,672
Information Technology - 1.1%
Cigna Corporation	3.250%		04/15/25	150,000	143,135

Total Corporate Bonds (Cost $1,325,130)					$1,310,943

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.6%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 1.55% (b) (Cost $850,851)	850,851	$850,851

Total Investments at Value - 99.3% (Cost $13,601,711)		$12,752,623

Other Assets in Excess of Liabilities - 0.7%		92,325

Net Assets - 100.0%		$12,844,948

IO - Interest only strip. Par value shown is the notional value, not a true par value (Note 4).

144A - This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $74,167 at March 31, 2018, representing 0.6% of net assets.

LIBOR - London interbank offered rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS – 71.1%	Shares	Value
Brazil – 4.5%
Ambev S.A. - ADR	29,510	$214,537
Banco Bradesco S.A. - ADR	11,790	140,065
Companhia Paranaense de Energia-Copel - ADR	12,500	98,250
Telefonica Brasil S.A. - ADR	7,200	110,592
TIM Participacoes S.A. - ADR	5,950	128,936
		692,380
Chile - 2.4%
Empresa Nacional de Telecomunicaciones S.A. (a)	17,614	202,108
Viña Concha y Toro S.A. (a)	79,500	171,986
		374,094
China - 4.2%
China Petroleum & Chemical Corporation - ADR	1,500	132,720
PetroChina Company Ltd. - ADR	4,176	291,234
Sinopec Shanghai Petrochemical Company Ltd. - ADR	3,704	227,129
		651,083
Colombia - 1.3%
Grupo de Inversiones Suramericana S.A.	14,983	199,981

Hong Kong - 15.6%
Beijing Enterprises Holdings Ltd. (a)	41,000	215,909
China Overseas Land & Investment Ltd. (a)	59,000	206,900
China Overseas Property Holdings Ltd. (a)	15,666	4,950
China Resources Beer Holdings Company Ltd. (a)	104,000	453,359
China Resources Land Ltd. (a)	68,000	249,876
CITIC Ltd. (a)	107,000	150,672
COSCO Pacific Ltd. (a)	12,250	10,342
Hengan International Group Company Ltd. (a)	39,000	363,566
Lenovo Group Ltd. - ADR	8,206	84,112
Shanghai Industrial Holdings Ltd. (a)	69,000	181,070
Sino Biopharmaceutical Ltd. (a)	99,000	196,751
Tingyi (Cayman Islands) Holding Corporation	148,000	307,006
		2,424,513
Indonesia - 3.3%
Indofood Sukses Makmur Tbk. (a)	277,700	145,814
Semen Indonesia Persero Tbk. (a)	263,100	198,738
Telekomunikasi Indonesia Persero Tbk. - ADR	6,514	172,100
		516,652
Korea (Republic of) - 10.2%
AmorePacific Group (a)	710	91,949
Dongbu Insurance Company Ltd. (a)	2,159	134,608
Korea Gas Corporation (a) (b)	3,880	178,139
KT Corporation - ADR	11,956	163,797
LG Corporation (a)	3,275	269,796
POSCO - ADR	2,676	211,003

CUTLER EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 71.1% (Continued)	Shares	Value
Korea (Republic of) - 10.2% (Continued)
Samsung Electronics Company Ltd. (a)	188	$440,833
Samsung Fire & Marine Insurance Company Ltd. (a)	370	93,677
		1,583,802
Malaysia - 5.9%
CIMB Group Holdings Berhad (a)	223,503	415,954
Genting Berhad (a)	84,200	189,891
Malayan Banking Berhad (a)	115,860	315,649
		921,494
Mexico - 2.9%
América Móvil S.A.B. de C.V. - Series L - ADR	15,817	301,947
Coca-Cola Femsa S.A.B. de C.V. - Series L	23,837	157,646
		459,593
Peru - 0.2%
Grupo Graña y Montero - ADR (b)	11,500	34,960

Philippines - 2.1%
Aboitiz Equity Ventures, Inc. (a)	87,350	113,813
Robinsons Land Corporation (a) (b)	228,364	87,811
Universal Robina Corporation (a)	45,370	132,301
		333,925
South Africa - 6.8%
Liberty Holdings Ltd.	16,865	178,898
Naspers Ltd. - Class N - ADR	6,285	315,381
Sasol Ltd. - ADR	4,502	153,203
Shoprite Holdings Ltd. - ADR	8,803	190,805
Shoprite Holdings Ltd. (a)	10,000	213,542
		1,051,829
Taiwan Province of China - 8.4%
Cheng Shin Rubber Industry Company Ltd. (a)	54,000	88,317
Compal Electronics, Inc. (a)	238,000	163,639
CTCI Corporation (a)	156,000	255,564
Delta Electronics, Inc. (a)	39,100	176,304
Giant Manufacturing Company Ltd. (a)	21,000	111,518
President Chain Store Corporation (a)	29,000	293,878
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,000	218,800
		1,308,020
Thailand - 1.6%
Charoen Pokphand Foods plc (a)	309,000	250,119

United States - 1.7%
Southern Copper Corporation	4,890	264,940

Total Common Stocks (Cost $8,838,007)		$11,067,385

CUTLER EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS – 3.9%	Shares	Value
Brazil – 2.6%
Companhia Brasileira de Distribuição - ADR	5,000	$101,000
Itau Unibanco Holding S.A. - ADR	19,270	300,612
		401,612
Colombia - 0.0% (c)
Grupo de Inversiones Suramericana	183	2,332

Russian Federation - 1.3%
Surgutneftegaz OJSC - ADR	39,980	200,700

Total Preferred Stocks (Cost $439,394)		$604,644

EXCHANGE-TRADED FUNDS - 19.1%	Shares	Value
Columbia India Consumer ETF	11,000	$509,080
Global X MSCI Argentina ETF	5,650	201,592
iShares China Large-Cap ETF	7,500	354,300
iShares MSCI India ETF	26,800	914,684
iShares MSCI Japan ETF	2,750	166,870
iShares MSCI Taiwan ETF	4,429	169,808
iShares MSCI Turkey ETF	3,500	148,470
VanEck Vectors India Small-Cap Index ETF	1,890	108,127
VanEck Vectors Poland ETF	9,326	168,325
VanEck Vectors Vietnam ETF	12,400	242,544
Total Exchange-Traded Funds (Cost $2,616,978)		$2,983,800

MONEY MARKET FUNDS - 5.7%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 1.55% (d) (Cost $893,365)	893,365	$893,365

Total Investments at Value - 99.8% (Cost $12,787,744)		$15,549,194

Other Assets in Excess of Liabilities - 0.2%		25,076

Net Assets - 100.0%		$15,574,270

ADR - American Depositary Receipt.

(a)	Level 2 security (Note 1)
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND SUMMARY OF COMMON AND PREFERRED STOCKS BY SECTOR AND INDUSTRY
March 31, 2018 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 4.5%
Auto Components	0.6%
Hotels, Restaurants & Leisure	1.2%
Leisure Products	0.7%
Media	2.0%
Consumer Staples - 19.9%
Beverages	3.5%
Food & Staples Retailing	8.1%
Food Products	5.4%
Personal Products	2.9%
Energy - 5.0%
Oil, Gas & Consumable Fuels	5.0%
Financials - 11.4%
Banks	7.5%
Diversified Financial Services	1.3%
Insurance	2.6%
Health Care - 1.3%
Pharmaceuticals	1.3%
Industrials - 7.9%
Construction & Engineering	1.8%
Industrial Conglomerates	6.0%
Transportation Infrastructure	0.1%
Information Technology - 7.0%
Electronic Equipment, Instruments & Components	1.2%
Semiconductors & Semiconductor Equipment	1.4%
Technology Hardware, Storage & Peripherals	4.4%
Materials - 5.8%
Chemicals	1.5%
Construction Materials	1.3%
Metals & Mining	3.0%
Real Estate - 3.5%
Real Estate Management & Development	3.5%
Telecommunication Services - 6.9%
Diversified Telecommunication Services	2.9%
Wireless Telecommunication Services	4.0%
Utilities - 1.8%
Electric Utilities	0.6%
Gas Utilities	1.2%
75.0%

  See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

1. Securities Valuation

Portfolio securities of Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies are valued at their net asset value per share (“NAV”) as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Cutler Investment Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their NAVs. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2018 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$149,945,210	$-	$-	$149,945,210
Money Market Funds	2,242,011	-	-	2,242,011
Total	$152,187,221	$-	$-	$152,187,221

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$2,459,869	$-	$2,459,869
U.S. Government Agency Obligations	-	5,476,048	-	5,476,048
Mortgage-Backed Securities	-	2,654,912	-	2,654,912
Corporate Bonds	-	1,310,943	-	1,310,943
Money Market Funds	850,851	-	-	850,851
Total	$850,851	$11,901,772	$-	$12,752,623

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,298,042	$6,769,343	$-	$11,067,385
Preferred Stocks	604,644	-	-	604,644
Exchange-Traded Funds	2,983,800	-	-	2,983,800
Money Market Funds	893,365	-	-	893,365
Total	$8,779,851	$6,769,343	$-	$15,549,194

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. There were no Level 3 securities held by the Funds as of March 31, 2018. As of March 31, 2018, Cutler Equity Fund did not have any transfers into or out of any Level.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Transfers that occurred between Levels 1 and 2 on March 31, 2018 for Cutler Emerging Markets Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$-	$485,904

The following is a reconciliation of Level 3 investments of Cutler Fixed Income Fund for which significant unobservable inputs were used to determine fair value between June 30, 2017 and March 31, 2018:

Cutler Fixed
Income Fund
Balance as of June 30, 2017	$574,169
Transfers into and/or out of Level 3 *	(245,104)
Sales	(302,000)
Realized losses	(54,052)
Amortization	(21,561)
Net change in unrealized appreciation (depreciation)	48,548
Balance as of March 31, 2018	$-

*	Transfers out of Level 3 were due to the availability of a price from an independent price service.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2018:

			Cutler
	Cutler	Cutler	Emerging
	Equity	Fixed Income	Markets
	Fund	Fund	Fund
Cost of portfolio investments	$97,367,645	$13,714,573	$12,845,383

Gross unrealized appreciation	$58,814,549	$66,909	$3,063,172
Gross unrealized depreciation	(3,994,973)	(1,028,859)	(359,361)

Net unrealized appreciation (depreciation)	$54,819,576	$(961,950)	$2,703,811

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund and Cutler Fixed Income Fund and losses deferred due to wash sales and holdings classified as passive foreign investment companies (PFICs) for Cutler Emerging Markets Fund.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 16, 2018

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer and Principal Financial Officer

Date	May 16, 2018

*	Print the name and title of each signing officer under his or her signature.